Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax amount
Actuarial gains and losses	$ 574	$ 1,035	$ (212)
Change in fair value of investments in equity instruments	112	66	533
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Sub-total items not potentially reclassifiable to profit & loss	(4,290)	(6,101)	7,862
Currency translation adjustment	1,734	4,216	(4,645)
Cash flow hedge	(5,452)	278	(313)
Variation of foreign currency basis spread	65	2	28
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
Other	(16)	(1)	(8)
Sub-total items potentially reclassifiable to profit & loss	(172)	5,201	(6,769)
TOTAL OTHER COMPREHENSIVE INCOME	(4,462)	(900)	1,093
Tax effect
Actuarial gains and losses	(106)	(372)	47
Change in fair value of investments in equity instruments	10	(39)	18
Sub-total items not potentially reclassifiable to profit and loss	(96)	(411)	65
Cash flow hedge	1,466	(130)	79
Variation of foreign currency basis spread	(17)	(5)	(7)
Sub-total items potential reclassifiable to profit and loss	1,449	(135)	72
TOTAL OTHER COMPREHENSIVE INCOME	1,353	(546)	137
Net amount
Actuarial gains and losses	468	663	(165)
Change in fair value of investments in equity instruments	122	27	551
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Items not potentially reclassifiable to profit and loss	(4,386)	(6,512)	7,927
Currency translation adjustment	1,734	4,216	(4,645)
Cash flow hedge	(3,986)	148	(234)
Variation of foreign currency basis spread	48	(3)	21
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
Other	(16)	(1)	(8)
Items potentially reclassifiable to profit and loss	1,277	5,066	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ (3,109)	$ (1,446)	$ 1,230